UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04257

Deutsche Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 30.0%
Consumer Discretionary 3.2%
21st Century Fox America, Inc.:
3.7%, 10/15/2025 (b)		50,000	52,353
4.95%, 10/15/2045 (b)		40,000	42,765
AMC Entertainment, Inc., 5.875%, 2/15/2022		15,000	15,412
AMC Networks, Inc., 5.0%, 4/1/2024		265,000	265,994
AmeriGas Finance LLC:
6.75%, 5/20/2020		15,000	15,375
7.0%, 5/20/2022		10,000	10,250
APX Group, Inc., 6.375%, 12/1/2019 (b)		15,000	15,045
Asbury Automotive Group, Inc., 144A, 6.0%, 12/15/2024		5,000	5,050
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	20,500
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		15,000	14,550
CCO Safari II LLC:
144A, 3.579%, 7/23/2020		90,000	91,965
144A, 4.908%, 7/23/2025		60,000	63,289
144A, 6.484%, 10/23/2045		50,000	55,636
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		5,000	4,663
144A, 6.375%, 9/15/2020		55,000	54,450
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		8,690	8,951
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	14,287
Series B, 6.5%, 11/15/2022 (b)		25,000	24,875
Series B, 7.625%, 3/15/2020		75,000	68,812
CVS Health Corp., 5.125%, 7/20/2045		110,000	127,393
Delphi Corp., 5.0%, 2/15/2023		20,000	21,050
Discovery Communications LLC, 4.875%, 4/1/2043		60,000	52,737
DISH DBS Corp.:
4.25%, 4/1/2018		15,000	15,372
5.0%, 3/15/2023		20,000	17,650
7.875%, 9/1/2019		90,000	99,000
General Motors Co.:
6.6%, 4/1/2036		55,000	60,521
6.75%, 4/1/2046		50,000	56,838
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		200,000	199,553
5.25%, 3/1/2026		95,000	99,363
Group 1 Automotive, Inc., 144A, 5.25%, 12/15/2023 (b)		20,000	19,750
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		10,000	10,025
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		20,000	20,950
MDC Partners, Inc.:
144A, 6.5%, 5/1/2024		10,000	10,213
144A, 6.75%, 4/1/2020		20,000	20,675
Mediacom Broadband LLC:
5.5%, 4/15/2021		5,000	5,038
6.375%, 4/1/2023		10,000	10,225
MGM Resorts International:
6.625%, 12/15/2021		40,000	42,900
6.75%, 10/1/2020 (b)		42,000	45,444
Newell Rubbermaid, Inc.:
4.2%, 4/1/2026		80,000	83,684
5.5%, 4/1/2046 (b)		55,000	59,752
Numericable-SFR, 144A, 4.875%, 5/15/2019		30,000	29,850
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		10,000	10,600
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	15,450
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		10,000	10,449
Springs Industries, Inc., 6.25%, 6/1/2021		10,000	10,050
Starz LLC, 5.0%, 9/15/2019		10,000	10,200
The Gap, Inc., 5.95%, 4/12/2021 (b)		320,000	346,701
Time Warner Cable, Inc., 7.3%, 7/1/2038		90,000	105,570
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	14,175
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		90,000	89,444
			2,564,844
Consumer Staples 1.3%
Altria Group, Inc., 9.95%, 11/10/2038		190,000	334,131
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		200,000	223,512
Aramark Services, Inc., 5.125%, 1/15/2024		10,000	10,537
Constellation Brands, Inc., 4.75%, 12/1/2025 (b)		5,000	5,175
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		30,000	27,225
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		30,000	29,880
144A, 8.25%, 2/1/2020 (b)		115,000	117,875
Kellogg Co., 3.25%, 4/1/2026		65,000	66,596
PepsiCo, Inc.:
2.85%, 2/24/2026		30,000	30,779
4.45%, 4/14/2046		50,000	55,748
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		5,000	5,269
Reynolds American, Inc., 5.85%, 8/15/2045		60,000	73,270
Smithfield Foods, Inc., 6.625%, 8/15/2022		20,000	21,250
			1,001,247
Energy 1.5%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		40,000	40,424
5.55%, 3/15/2026 (b)		90,000	90,792
6.6%, 3/15/2046 (b)		38,000	38,795
Antero Resources Corp., 5.375%, 11/1/2021		5,000	4,625
ConocoPhillips Co.:
4.2%, 3/15/2021		45,000	46,994
4.95%, 3/15/2026 (b)		65,000	67,856
5.95%, 3/15/2046		30,000	32,273
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		250,000	248,438
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		60,000	41,229
Ensco PLC:
4.7%, 3/15/2021		90,000	62,808
5.75%, 10/1/2044		30,000	14,850
Exxon Mobil Corp., 4.114%, 3/1/2046		75,000	79,523
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041		20,000	18,959
Noble Holding International Ltd., 5.0%, 3/16/2018		30,000	27,866
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		100,000	102,779
Rowan Companies, Inc., 5.85%, 1/15/2044		50,000	29,143
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		90,000	74,242
Williams Partners LP, 4.0%, 11/15/2021		170,000	147,700
			1,169,296
Financials 13.6%
Abbey National Treasury Services PLC, 2.5%, 3/14/2019		145,000	146,382
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	200,898
American International Group, Inc., 3.3%, 3/1/2021		80,000	81,791
American Tower Corp., (REIT), 3.3%, 2/15/2021 (b)		40,000	40,685
Apollo Investment Corp., 5.25%, 3/3/2025		120,000	119,796
Ares Capital Corp., 3.875%, 1/15/2020		200,000	204,937
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	202,000
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		470,000	495,487
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		130,000	132,580
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		50,000	50,720
BNP Paribas SA, 144A, 7.625%, 12/29/2049		205,000	206,128
Capital One NA, 2.95%, 7/23/2021		510,000	512,776
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		100,000	91,032
(REIT), 5.25%, 12/1/2023		150,000	142,467
CIT Group, Inc., 3.875%, 2/19/2019		65,000	64,838
Citigroup, Inc., 1.136% *, 5/1/2017		290,000	289,598
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	258,750
Crown Castle International Corp., (REIT), 3.4%, 2/15/2021		70,000	71,043
Equinix, Inc.:
(REIT), 5.375%, 4/1/2023		45,000	46,575
(REIT), 5.875%, 1/15/2026		5,000	5,273
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	97,735
FS Investment Corp., 4.75%, 5/15/2022		150,000	148,577
GE Capital International Funding Co., 144A, 4.418%, 11/15/2035		410,000	445,421
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		110,000	112,495
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		170,000	176,715
HSBC Holdings PLC, 6.375%, 12/29/2049 (b)		410,000	387,450
International Lease Finance Corp., 6.25%, 5/15/2019		5,000	5,331
Intesa Sanpaolo SpA, 2.375%, 1/13/2017		410,000	411,779
Jefferies Group LLC, 5.125%, 4/13/2018		160,000	165,909
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		70,000	68,577
Legg Mason, Inc., 5.625%, 1/15/2044		100,000	98,173
Lloyds Banking Group PLC, 4.65%, 3/24/2026		205,000	203,169
Loews Corp., 4.125%, 5/15/2043		80,000	76,208
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		390,000	429,878
Manulife Financial Corp.:
4.9%, 9/17/2020		80,000	87,079
5.375%, 3/4/2046		110,000	114,427
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		30,000	27,678
Mitsubishi UFJ Financial Group, Inc, 3.85%, 3/1/2026		240,000	249,638
Morgan Stanley:
Series H, 5.45%, 7/29/2049		10,000	9,450
Series F, 5.625%, 9/23/2019		470,000	523,001
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		90,000	92,480
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		155,000	161,200
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		130,000	132,403
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		260,000	260,878
Realty Income Corp., (REIT), 2.0%, 1/31/2018		110,000	110,420
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		470,000	469,069
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		310,000	318,692
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		160,000	160,972
Select Income REIT, (REIT), 4.15%, 2/1/2022		120,000	119,065
Societe Generale SA, 144A, 2.625%, 9/16/2020		410,000	416,038
Standard Chartered PLC, 144A, 3.05%, 1/15/2021		200,000	200,883
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026		150,000	154,613
Svenska Handelsbanken AB, 2.45%, 3/30/2021		250,000	252,304
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	68,976
The Goldman Sachs Group, Inc.:
1.26% *, 6/4/2017		200,000	199,766
3.75%, 2/25/2026		60,000	61,534
Series L, 5.7%, 12/29/2049 (b)		15,000	14,663
Trinity Acquisition PLC, 3.5%, 9/15/2021		60,000	61,039
Turkiye Garanti Bankasi AS, 144A, 4.75%, 10/17/2019		410,000	416,154
			10,873,595
Health Care 2.6%
AbbVie, Inc.:
3.6%, 5/14/2025		100,000	104,972
4.7%, 5/14/2045		120,000	127,605
Actavis Funding SCS, 4.75%, 3/15/2045		70,000	73,619
Actavis, Inc., 3.25%, 10/1/2022		150,000	153,767
Anthem, Inc., 3.3%, 1/15/2023		60,000	60,660
Celgene Corp., 3.875%, 8/15/2025		180,000	189,168
Community Health Systems, Inc.:
5.125%, 8/1/2021		5,000	5,063
6.875%, 2/1/2022 (b)		10,000	9,025
7.125%, 7/15/2020 (b)		125,000	118,125
Endo Finance LLC, 144A, 5.75%, 1/15/2022 (b)		15,000	14,213
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		170,000	187,438
Gilead Sciences, Inc., 4.75%, 3/1/2046		75,000	82,094
HCA, Inc.:
5.875%, 2/15/2026		15,000	15,450
6.5%, 2/15/2020		235,000	257,912
7.5%, 2/15/2022		190,000	215,175
IMS Health, Inc., 144A, 6.0%, 11/1/2020		15,000	15,413
Johnson & Johnson, 3.7%, 3/1/2046		60,000	62,995
LifePoint Health, Inc.:
5.5%, 12/1/2021		15,000	15,675
5.875%, 12/1/2023		10,000	10,450
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		110,000	90,200
Stryker Corp.:
3.375%, 11/1/2025		80,000	82,056
3.5%, 3/15/2026 (b)		15,000	15,545
4.625%, 3/15/2046		40,000	42,717
Tenet Healthcare Corp., 6.25%, 11/1/2018		60,000	63,900
UnitedHealth Group, Inc., 3.75%, 7/15/2025		80,000	86,199
			2,099,436
Industrials 0.9%
ADT Corp.:
4.125%, 4/15/2019		5,000	5,275
6.25%, 10/15/2021 (b)		20,000	20,100
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		35,000	36,312
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		15,000	12,713
Belden, Inc., 144A, 5.5%, 9/1/2022		25,000	25,125
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		90,000	67,050
144A, 6.0%, 10/15/2022		15,000	11,250
Covanta Holding Corp., 5.875%, 3/1/2024		10,000	9,700
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		15,000	14,775
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021 (b)		10,000	9,100
FedEx Corp., 4.55%, 4/1/2046		90,000	92,494
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,712
Garda World Security Corp., 144A, 7.25%, 11/15/2021		15,000	11,550
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	195,100
Meritor, Inc.:
6.25%, 2/15/2024		10,000	8,813
6.75%, 6/15/2021		15,000	13,912
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		70,000	67,992
Oshkosh Corp., 5.375%, 3/1/2022		8,000	8,140
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,656
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		15,000	15,525
Titan International, Inc., 6.875%, 10/1/2020		8,000	6,480
United Rentals North America, Inc.:
6.125%, 6/15/2023		5,000	5,163
7.625%, 4/15/2022		85,000	90,525
			758,462
Information Technology 1.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		5,000	5,131
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		50,000	52,563
Apple, Inc.:
3.25%, 2/23/2026		105,000	109,627
3.45%, 2/9/2045		60,000	54,189
eBay, Inc., 3.8%, 3/9/2022		81,000	83,388
Entegris, Inc., 144A, 6.0%, 4/1/2022		10,000	10,150
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		140,000	144,693
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022 (b)		15,000	15,900
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020 (b)		90,000	93,586
144A, 4.9%, 10/15/2025 (b)		130,000	133,792
KLA-Tencor Corp., 4.65%, 11/1/2024		50,000	50,398
NCR Corp.:
5.875%, 12/15/2021		5,000	5,113
6.375%, 12/15/2023		10,000	10,300
Seagate HDD Cayman, 5.75%, 12/1/2034		110,000	78,140
			846,970
Materials 1.9%
Ball Corp., 4.375%, 12/15/2020 (b)		5,000	5,203
Berry Plastics Corp., 5.5%, 5/15/2022		25,000	25,750
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025 (b)		200,000	203,839
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		31,000	20,770
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		40,000	33,220
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		200,000	180,000
Hexion, Inc., 6.625%, 4/15/2020		45,000	37,350
Novelis, Inc., 8.75%, 12/15/2020		265,000	267,464
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		15,000	14,625
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		325,000	333,531
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		90,000	87,712
Yamana Gold, Inc., 4.95%, 7/15/2024		405,000	342,225
			1,551,689
Telecommunication Services 3.6%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	112,310
AT&T, Inc.:
3.4%, 5/15/2025		340,000	340,797
3.8%, 3/15/2022		60,000	63,227
4.125%, 2/17/2026 (b)		90,000	95,046
4.35%, 6/15/2045		70,000	64,127
4.75%, 5/15/2046		50,000	48,773
5.65%, 2/15/2047 (b)		70,000	77,260
B Communications Ltd., 144A, 7.375%, 2/15/2021		15,000	16,237
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		400,000	427,193
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		5,000	5,065
Series T, 5.8%, 3/15/2022		20,000	19,242
Series W, 6.75%, 12/1/2023 (b)		10,000	9,725
CyrusOne LP, 6.375%, 11/15/2022		5,000	5,188
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		42,000	36,015
Frontier Communications Corp.:
7.125%, 1/15/2023		110,000	97,350
8.5%, 4/15/2020		55,000	56,892
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		50,000	55,750
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		30,000	18,075
Level 3 Financing, Inc.:
6.125%, 1/15/2021		10,000	10,475
7.0%, 6/1/2020		100,000	104,320
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	185,500
Sprint Communications, Inc., 6.0%, 11/15/2022 (b)		25,000	18,281
Sprint Corp., 7.125%, 6/15/2024		15,000	11,138
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		5,000	5,163
6.625%, 11/15/2020 (b)		175,000	180,687
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		250,000	250,557
Verizon Communications, Inc.:
3.5%, 11/1/2024		130,000	136,397
4.672%, 3/15/2055		130,000	124,800
Windstream Services LLC, 7.75%, 10/15/2020 (b)		325,000	279,500
			2,855,090
Utilities 0.3%
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	185,346
NRG Energy, Inc., 6.25%, 5/1/2024 (b)		45,000	41,287
			226,633
Total Corporate Bonds (Cost $23,942,122)			23,947,262
Mortgage-Backed Securities Pass-Throughs 24.8%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		587,617	634,545
5.5%, with various maturities from 10/1/2023 until 6/1/2035		1,158,613	1,304,666
6.5%, 3/1/2026		173,630	197,658
Federal National Mortgage Association:
2.5% *, 9/1/2038		45,780	48,063
3.0%, 12/1/2042 (c)		7,000,000	7,180,468
3.5%, 3/1/2046		1,990,052	2,057,097
5.0%, with various maturities from 10/1/2033 until 8/1/2040		1,130,821	1,254,693
5.5%, with various maturities from 12/1/2032 until 8/1/2037		1,168,191	1,317,671
6.0%, with various maturities from 4/1/2024 until 3/1/2025		335,103	381,845
6.5%, with various maturities from 3/1/2017 until 12/1/2037		356,994	416,937
Government National Mortgage Association, 4.0% , with various maturities from 2/15/2041 until 4/15/2041		4,662,989	5,000,744
Total Mortgage-Backed Securities Pass-Throughs (Cost $19,363,598)			19,794,387
Asset-Backed 2.1%
Automobile Receivables 0.6%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	487,057
Miscellaneous 1.5%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		246,151	241,151
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		510,881	504,404
Voya CLO Ltd., "C", Series 2015-1A, 144A, 3.715% *, 4/18/2027		500,000	418,261
			1,163,816
Total Asset-Backed (Cost $1,736,371)			1,650,873
Commercial Mortgage-Backed Securities 3.4%
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.549% **, 12/25/2024		4,986,346	200,370
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	157,960
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		904,220	934,755
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,024,344	1,045,287
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.026% *, 6/12/2050		383,274	386,562
Total Commercial Mortgage-Backed Securities (Cost $2,824,342)			2,724,934
Collateralized Mortgage Obligations 8.6%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		273,783	246,580
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		102,249	64,308
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.736% *, 2/25/2025		1,000,000	999,492
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		2,834,020	352,899
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		443,738	57,376
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,917,049	390,207
"SP", Series 4047, Interest Only, 6.214% **, 12/15/2037		475,404	57,494
"JS", Series 3572, Interest Only, 6.364% **, 9/15/2039		435,659	66,178
Federal National Mortgage Association:
"PZ", Series 2010-129, 4.5%, 11/25/2040		943,092	1,009,968
"SI", Series 2007-23, Interest Only, 6.337% **, 3/25/2037		201,435	35,664
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 4.036% *, 4/25/2024		500,000	471,963
"M3", Series 2014-DN4, 4.986% *, 10/25/2024		240,000	238,430
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	662,953
"HX", Series 2012-91, 3.0%, 9/20/2040		334,974	346,539
"GC", Series 2010-101, 4.0%, 8/20/2040		500,000	560,767
"ME", Series 2014-4, 4.0%, 1/16/2044		500,000	560,593
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		582,859	62,828
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		403,050	55,565
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		821,134	44,304
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		1,473,023	46,856
"PZ", Series 2010-106, 4.75%, 8/20/2040		362,137	393,325
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		113,452	18,534
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		222,466	38,070
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		95,871	15,352
"AI", Series 2007-38, Interest Only, 6.019% **, 6/16/2037		59,682	9,526
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		61,416	62,923
"8A1", Series 2004-3, 7.0%, 4/25/2034		7,784	7,992
Total Collateralized Mortgage Obligations (Cost $7,189,844)			6,876,686
Government & Agency Obligations 35.1%
Other Government Related (d) 0.5%
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	199,000
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		200,000	204,746
			403,746
Sovereign Bonds 6.5%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	106,250
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	2,680,000,000	211,429
Government of Romania, 144A, 2.75%, 10/29/2025	EUR	1,000,000	1,170,615
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	86,500
144A, 7.65%, 6/15/2035		100,000	87,500
REG S, 8.25%, 4/10/2032		40,000	37,900
Republic of Hungary:
4.0%, 3/25/2019		200,000	207,500
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	48,558
Republic of Namibia, 144A, 5.25%, 10/29/2025		500,000	482,500
Republic of Panama, 3.875%, 3/17/2028		400,000	404,000
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	226,213
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	2,200,000	147,413
Series R186, 10.5%, 12/21/2026	ZAR	7,800,000	577,238
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	196,025
144A, 6.85%, 11/3/2025		280,000	266,904
Republic of Turkey, 5.625%, 3/30/2021		250,000	269,726
Republic of Uruguay, 5.1%, 6/18/2050		50,000	46,500
United Mexican States, 4.6%, 1/23/2046		600,000	585,000
			5,157,771
U.S. Treasury Obligations 28.1%
U.S. Treasury Bond, 3.125%, 8/15/2044		255,000	282,094
U.S. Treasury Inflation-Indexed Note, 0.375%, 7/15/2025		1,798,182	1,837,447
U.S. Treasury Notes:
1.0%, 8/31/2016 (e) (f)		6,098,000	6,113,007
1.0%, 9/30/2016		1,000,000	1,002,812
1.0%, 8/15/2018		3,670,100	3,687,159
1.125%, 2/28/2021		136,000	135,442
1.25%, 1/31/2020		30,000	30,207
1.625%, 4/30/2019		6,640,000	6,784,473
2.25%, 11/15/2024		1,201,000	1,252,136
2.5%, 5/15/2024		1,238,000	1,316,536
			22,441,313
Total Government & Agency Obligations (Cost $27,867,100)			28,002,830
Short-Term U.S. Treasury Obligations 1.0%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.345% ***, 8/11/2016 (g)		623,000	622,279
0.42% ***, 6/2/2016 (g)		181,000	180,951
Total Short-Term U.S. Treasury Obligations (Cost $803,081)			803,230
Municipal Bonds and Notes 1.3%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $960,470)		960,470	975,155

		Shares	Value ($)
Exchange-Traded Fund 4.3%
SPDR Barclays High Yield Bond ETF (Cost $3,278,000)		100,000	3,425,000
Securities Lending Collateral 3.1%
Daily Assets Fund "Capital Shares", 0.48% (h) (i) (Cost $2,480,462)		2,480,462	2,480,462
Cash Equivalents 0.0%
Central Cash Management Fund, 0.37% (h) (Cost $6,146)		6,146	6,146
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $90,451,536) †		113.7	90,686,965
Notes Payable		(1.5)	(1,200,000)
Other Assets and Liabilities, Net		(12.2)	(9,713,892)
Net Assets		100.0	79,773,073

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
**	These securities are shown at their current rate as of March 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $90,455,038. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $231,927. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,692,064 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,460,137.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $2,389,379, which is 3.0% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At March 31, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2016, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra Long U.S. Treasury Bond	USD	6/21/2016	33	5,693,531	22,624

At March 31, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,000,000[1]	5/5/2016	22,450	(0)
Put Options
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	2,900,000[1]	8/11/2016	55,680	(74,488)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	2,900,000[2]	7/11/2016	54,520	(121,218)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,000,000[1]	5/5/2016	22,450	(151,638)
Total Put Options				132,650	(347,344)
Total				155,100	(347,344)

(j)	Unrealized depreciation on written options on interest rate swap contracts at March 31, 2016 was $192,244.

At March 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/16/2025	500,000	Floating — 3-Month LIBOR	Fixed — 2.64%	49,535	46,449
12/16/2015 9/17/2035	9,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	1,566,646	1,357,522
12/16/2015 9/18/2045	3,600,000	Floating — 3-Month LIBOR	Fixed — 2.998%	750,490	630,299
9/30/2015 9/30/2045	2,000,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(348,051)	(348,051)
12/16/2015 9/16/2020	8,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	472,197	475,900
12/4/2015 12/4/2045	2,000,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(236,313)	(236,313)
2/3/2015 2/3/2045	1,800,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(380,426)	(359,054)
12/16/2015 9/18/2017	13,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(199,167)	(208,145)
9/16/2015 9/16/2045	7,195,000	Floating — 3-Month LIBOR	Fixed — 3.0%	1,460,373	1,013,274
1/28/2015 1/28/2045	2,000,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(447,743)	(427,834)
Total net unrealized appreciation				1,944,047

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2016 is 0.63%.
Counterparties:

1	Nomura International PLC
2	Citigroup, Inc.

As of March 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	564,137	BRL	2,100,000	6/16/2016	8,503	Nomura International PLC
USD	556,461	BRL	2,100,000	6/29/2016	14,000	Nomura International PLC
Total unrealized appreciation					22,503
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,020,000	USD	1,115,926	4/19/2016	(45,260)	BNP Paribas
MXN	2,042,900	USD	111,169	5/3/2016	(6,759)	BNP Paribas
ZAR	10,600,000	USD	643,286	5/3/2016	(70,611)	Citigroup, Inc.
BRL	2,100,000	USD	512,195	5/4/2016	(67,043)	Macquarie Bank Ltd.
BRL	2,100,000	USD	528,967	5/10/2016	(49,372)	Nomura International PLC
PHP	19,800,000	USD	418,605	6/6/2016	(9,855)	BNP Paribas
TWD	26,300,000	USD	800,609	6/8/2016	(17,097)	Nomura International PLC
BRL	2,100,000	USD	569,414	6/16/2016	(3,226)	Nomura International PLC
Total unrealized depreciation					(269,223)

Currency Abbreviations
BRL	Brazilian Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$23,947,262	$—	$23,947,262
Mortgage-Backed Securities Pass-Throughs	—	19,794,387	—	19,794,387
Asset-Backed	—	1,650,873	—	1,650,873
Commercial Mortgage-Backed Securities	—	2,724,934	—	2,724,934
Collateralized Mortgage Obligations	—	6,876,686	—	6,876,686
Government & Agency Obligations	—	28,002,830	—	28,002,830
Short-Term U.S. Treasury Obligations	—	803,230	—	803,230
Municipal Bonds and Notes	—	975,155	—	975,155
Equity - Exchange-Traded Fund	3,425,000	—	—	3,425,000
Short-Term Investments (k)	2,486,608	—	—	2,486,608
Derivatives (l)
Futures Contracts	22,624	—	—	22,624
Interest Rate Swap Contracts	—	3,523,444	—	3,523,444
Forward Foreign Currency Exchange Contracts	—	22,503	—	22,503
Total	$5,934,232	$88,321,304	$—	$94,255,536
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Written Options	$—	$(347,344)	$—	$(347,344)
Interest Rate Swap Contracts	—	(1,579,397)	—	(1,579,397)
Forward Foreign Currency Exchange Contracts	—	(269,223)	—	(269,223)
Total	$—	$(2,195,964)	$—	$(2,195,964)

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Foreign Exchange Contracts	$ —	$ —	$ (246,720)	$ —
Interest Rate Contracts	$ 22,624	$ 1,944,047	$ —	$ (192,244)

Investment Portfolio                                                                                          as of March 31, 2016 (Unaudited)

Deutsche Capital Growth VIP

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 20.1%
Auto Components 0.5%
BorgWarner, Inc.	96,109	3,690,586
Hotels, Restaurants & Leisure 1.6%
Bloomin' Brands, Inc.	57,728	973,872
Brinker International, Inc.	136,453	6,270,015
Las Vegas Sands Corp.	105,399	5,447,020
		12,690,907
Household Durables 0.7%
Jarden Corp.*	96,967	5,716,205
Internet & Catalog Retail 2.8%
Amazon.com, Inc.*	29,175	17,319,447
Expedia, Inc.	46,545	5,018,482
		22,337,929
Media 5.2%
Comcast Corp. "A" (a)	184,832	11,289,539
Time Warner, Inc.	101,517	7,365,058
Walt Disney Co.	227,311	22,574,255
		41,228,852
Specialty Retail 5.9%
Home Depot, Inc. (a)	183,890	24,536,443
L Brands, Inc.	132,234	11,611,467
O'Reilly Automotive, Inc.*	36,844	10,082,729
		46,230,639
Textiles, Apparel & Luxury Goods 3.4%
NIKE, Inc. "B"	274,961	16,901,853
VF Corp.	147,735	9,567,318
		26,469,171
Consumer Staples 11.5%
Beverages 1.9%
PepsiCo, Inc.	143,378	14,693,377
Food & Staples Retailing 4.2%
Costco Wholesale Corp.	57,308	9,030,595
CVS Health Corp.	156,120	16,194,327
Rite Aid Corp.*	963,980	7,856,437
		33,081,359
Food Products 4.5%
Mead Johnson Nutrition Co.	111,044	9,435,409
Mondelez International, Inc. "A"	193,788	7,774,774
The JM Smucker Co.	41,333	5,366,677
The WhiteWave Foods Co.*	317,002	12,882,961
		35,459,821
Personal Products 0.9%
Estee Lauder Companies, Inc. "A"	72,060	6,795,979
Energy 0.9%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	48,921	4,942,978
Valero Energy Corp.	35,927	2,304,358
		7,247,336
Financials 4.9%
Banks 1.2%
Citigroup, Inc.	91,569	3,823,006
SVB Financial Group*	51,352	5,240,471
		9,063,477
Capital Markets 0.6%
The Charles Schwab Corp.	174,173	4,880,328
Consumer Finance 1.0%
Capital One Financial Corp.	111,465	7,725,639
Diversified Financial Services 0.9%
Intercontinental Exchange, Inc.	30,578	7,190,111
Real Estate Investment Trusts 1.2%
Digital Realty Trust, Inc. (REIT)	108,851	9,632,225
Health Care 16.9%
Biotechnology 7.1%
Alexion Pharmaceuticals, Inc.*	24,417	3,399,335
BioMarin Pharmaceutical, Inc.*	45,903	3,786,079
Celgene Corp.*	190,729	19,090,066
Gilead Sciences, Inc.	203,770	18,718,312
Medivation, Inc.*	227,401	10,455,898
		55,449,690
Health Care Equipment & Supplies 1.8%
Becton, Dickinson & Co.	49,999	7,590,848
The Cooper Companies, Inc.	41,481	6,386,830
		13,977,678
Health Care Providers & Services 3.2%
Cigna Corp.	97,912	13,437,443
HCA Holdings, Inc.*	39,451	3,079,151
McKesson Corp.	56,581	8,897,362
		25,413,956
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	98,549	13,953,553
Pharmaceuticals 3.0%
Allergan PLC*	63,003	16,886,694
Shire PLC (ADR) (a)	40,536	6,968,138
		23,854,832
Industrials 11.1%
Aerospace & Defense 2.7%
BE Aerospace, Inc.	95,513	4,405,060
Boeing Co.	104,151	13,220,928
TransDigm Group, Inc.*	16,736	3,687,610
		21,313,598
Commercial Services & Supplies 0.9%
Stericycle, Inc.*	54,952	6,934,393
Electrical Equipment 2.2%
Acuity Brands, Inc.	20,849	4,548,001
AMETEK, Inc.	248,930	12,441,521
		16,989,522
Industrial Conglomerates 3.1%
Danaher Corp.	93,395	8,859,450
General Electric Co.	132,678	4,217,833
Roper Technologies, Inc.	63,847	11,669,316
		24,746,599
Machinery 1.2%
Dover Corp.	59,368	3,819,143
Parker-Hannifin Corp. (a)	51,169	5,683,853
		9,502,996
Road & Rail 1.0%
Norfolk Southern Corp.	91,363	7,605,970
Information Technology 27.4%
Internet Software & Services 6.5%
Alphabet, Inc. "A"*	23,239	17,729,033
Alphabet, Inc. "C"*	23,393	17,426,616
Facebook, Inc. "A"*	137,411	15,678,595
		50,834,244
IT Services 4.8%
Cognizant Technology Solutions Corp. "A"*	119,492	7,492,148
Fidelity National Information Services, Inc.	132,795	8,407,252
Global Payments, Inc.	627	40,943
Visa, Inc. "A" (a)	288,530	22,066,774
		38,007,117
Semiconductors & Semiconductor Equipment 3.1%
Broadcom Ltd.	64,920	10,030,140
NVIDIA Corp.	168,342	5,998,025
NXP Semiconductors NV*	57,171	4,634,853
QUALCOMM, Inc.	78,100	3,994,034
		24,657,052
Software 6.3%
Adobe Systems, Inc.*	92,683	8,693,665
Intuit, Inc.	46,313	4,817,015
Microsoft Corp.	427,628	23,617,894
Oracle Corp.	256,472	10,492,270
ServiceNow, Inc.*	30,803	1,884,528
		49,505,372
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	482,418	52,578,738
Materials 3.7%
Chemicals 2.8%
Albemarle Corp.	96,160	6,147,509
Ecolab, Inc.	75,435	8,412,511
PPG Industries, Inc.	66,151	7,375,175
		21,935,195
Construction Materials 0.9%
Vulcan Materials Co.	67,373	7,112,568
Telecommunication Services 1.6%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	118,879	6,282,755
Zayo Group Holdings, Inc.*	250,394	6,069,551
		12,352,306
Utilities 0.4%
Water Utilities
American Water Works Co., Inc.	42,356	2,919,599
Total Common Stocks (Cost $497,620,956)		773,778,919
Convertible Preferred Stocks 0.3%
Health Care 0.2%
Allergan PLC, Series A, 5.5%	1,100	1,011,054
Teva Pharmaceutical Industries Ltd., 7.0%	934	825,600
		1,836,654
Industrials 0.1%
Stericycle, Inc. Series A, 5.25%	3,000	278,850
Total Convertible Preferred Stock (Cost $2,334,000)		2,115,504
Securities Lending Collateral 2.9%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $22,755,128)	22,755,128	22,755,128
Cash Equivalents 1.3%
Central Cash Management Fund, 0.37% (b) (Cost $10,596,313)	10,596,313	10,596,313
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $533,306,397) †	103.0	809,245,864
Other Assets and Liabilities, Net	(3.0)	(23,400,487)
Net Assets	100.0	785,845,377

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $534,004,763. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $275,241,101. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $289,127,329 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,886,228.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $22,372,980, which is 2.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$773,778,919	$—	$—	$773,778,919
Convertible Preferred Stocks (d)	2,115,504	—	—	2,115,504
Short-Term Investments (d)	33,351,441	—	—	33,351,441
Total	$809,245,864	$—	$—	$809,245,864

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio as of March 31, 2016 (Unaudited)

Deutsche Core Equity VIP

	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 13.6%
Auto Components 0.7%
BorgWarner, Inc.	27,667	1,062,413
Automobiles 0.1%
Ferrari NV*	3,404	141,947
Hotels, Restaurants & Leisure 1.4%
Bloomin' Brands, Inc.	11,837	199,690
Brinker International, Inc. (a)	26,504	1,217,859
Las Vegas Sands Corp.	15,207	785,898
		2,203,447
Household Durables 0.6%
Jarden Corp.*	15,703	925,692
Internet & Catalog Retail 1.4%
Amazon.com, Inc.*	3,823	2,269,485
Media 3.0%
Comcast Corp. "A"	25,938	1,584,293
Time Warner, Inc.	20,853	1,512,885
Walt Disney Co.	18,370	1,824,325
		4,921,503
Specialty Retail 4.6%
Advance Auto Parts, Inc.	12,996	2,083,779
Home Depot, Inc.	22,703	3,029,261
L Brands, Inc.	27,227	2,390,803
		7,503,843
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc. "B"	32,216	1,980,318
VF Corp.	15,098	977,746
		2,958,064
Consumer Staples 10.7%
Beverages 1.5%
PepsiCo, Inc.	23,177	2,375,179
Food & Staples Retailing 4.0%
Costco Wholesale Corp.	9,081	1,430,984
CVS Health Corp.	15,802	1,639,142
Kroger Co.	47,951	1,834,126
Rite Aid Corp.*	197,982	1,613,553
		6,517,805
Food Products 4.4%
ConAgra Foods, Inc.	37,217	1,660,622
Mead Johnson Nutrition Co.	18,463	1,568,801
The JM Smucker Co.	12,458	1,617,547
The WhiteWave Foods Co.*	56,589	2,299,777
		7,146,747
Personal Products 0.8%
Estee Lauder Companies, Inc. "A"	13,813	1,302,704
Energy 6.4%
Energy Equipment & Services 0.7%
Halliburton Co.	31,284	1,117,464
Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	30,730	1,431,096
Chevron Corp.	17,416	1,661,487
Concho Resources, Inc.*	8,495	858,335
EOG Resources, Inc.	16,235	1,178,336
Occidental Petroleum Corp.	27,819	1,903,654
Phillips 66	25,825	2,236,187
		9,269,095
Financials 14.6%
Banks 5.2%
Citigroup, Inc.	87,437	3,650,495
JPMorgan Chase & Co.	80,471	4,765,492
		8,415,987
Capital Markets 1.9%
Ameriprise Financial, Inc.	16,686	1,568,651
Bank of New York Mellon Corp.	40,884	1,505,757
		3,074,408
Consumer Finance 1.7%
Capital One Financial Corp.	38,667	2,680,010
Insurance 2.5%
Chubb Ltd.	18,603	2,216,548
MetLife, Inc.	42,394	1,862,792
		4,079,340
Real Estate Investment Trusts 3.3%
Digital Realty Trust, Inc. (REIT)	32,117	2,842,033
Prologis, Inc. (REIT)	58,102	2,566,947
		5,408,980
Health Care 15.1%
Biotechnology 3.7%
Celgene Corp.*	27,295	2,731,957
Gilead Sciences, Inc.	22,229	2,041,956
Medivation, Inc.*	25,088	1,153,546
		5,927,459
Health Care Equipment & Supplies 1.6%
Becton, Dickinson & Co.	17,506	2,657,761
Health Care Providers & Services 2.3%
Cigna Corp.	13,508	1,853,838
HCA Holdings, Inc.*	10,058	785,027
McKesson Corp.	6,928	1,089,428
		3,728,293
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	20,302	2,874,560
Pharmaceuticals 5.7%
Allergan PLC*	8,238	2,208,031
Bristol-Myers Squibb Co.	13,193	842,769
Merck & Co., Inc.	45,518	2,408,357
Pfizer, Inc.	97,805	2,898,940
Shire PLC (ADR) (a)	5,113	878,925
		9,237,022
Industrials 10.5%
Aerospace & Defense 2.0%
Boeing Co.	19,276	2,446,896
TransDigm Group, Inc.* (a)	3,471	764,800
		3,211,696
Airlines 0.6%
Southwest Airlines Co.	22,843	1,023,366
Electrical Equipment 2.2%
AMETEK, Inc.	49,902	2,494,102
Regal Beloit Corp.	16,270	1,026,474
		3,520,576
Industrial Conglomerates 3.4%
General Electric Co.	95,867	3,047,612
Roper Technologies, Inc.	13,892	2,539,041
		5,586,653
Machinery 0.9%
Parker-Hannifin Corp.	13,794	1,532,237
Road & Rail 1.4%
Norfolk Southern Corp.	26,472	2,203,794
Information Technology 20.5%
Communications Equipment 1.2%
Cisco Systems, Inc.	66,195	1,884,572
Internet Software & Services 4.0%
Alphabet, Inc. "A"*	3,155	2,406,949
Alphabet, Inc. "C"*	3,166	2,358,512
Facebook, Inc. "A"*	14,811	1,689,935
		6,455,396
IT Services 3.6%
Cognizant Technology Solutions Corp. "A"*	22,111	1,386,360
Fidelity National Information Services, Inc.	19,048	1,205,929
Visa, Inc. "A"	41,532	3,176,367
		5,768,656
Semiconductors & Semiconductor Equipment 2.8%
Broadcom Ltd.	9,940	1,535,730
NVIDIA Corp.	27,576	982,533
NXP Semiconductors NV*	9,238	748,924
QUALCOMM, Inc.	23,813	1,217,797
		4,484,984
Software 5.4%
Intuit, Inc.	10,229	1,063,918
Microsoft Corp.	105,319	5,816,769
Oracle Corp.	47,245	1,932,793
		8,813,480
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	52,397	5,710,749
Materials 3.2%
Chemicals 1.2%
Albemarle Corp. (a)	17,119	1,094,418
Ecolab, Inc.	7,747	863,945
		1,958,363
Construction Materials 0.9%
Vulcan Materials Co.	12,669	1,337,466
Containers & Packaging 1.1%
Sealed Air Corp.	37,748	1,812,282
Telecommunication Services 1.1%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	48,002	1,838,476
Utilities 2.6%
Electric Utilities 1.2%
NextEra Energy, Inc.	16,619	1,966,693
Water Utilities 1.4%
American Water Works Co., Inc.	32,911	2,268,555
Total Common Stocks (Cost $131,810,185)		159,177,202
	Principal Amount ($)	Value ($)
Convertible Bond 0.2%
Consumer Discretionary
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016 (Cost $332,887)	440,000	322,300
	Shares	Value ($)
Convertible Preferred Stocks 0.3%
Health Care 0.2%
Allergan PLC, Series A, 5.5%	300	275,742
Teva Pharmaceutical Industries Ltd., 7.0%	212	187,395
		463,137
Industrials 0.1%
Stericycle, Inc., Series A, 5.25%	1,000	92,950
Total Convertible Preferred Stock (Cost $612,000)		556,087
Securities Lending Collateral 1.3%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $2,105,065)	2,105,065	2,105,065
Cash Equivalents 1.2%
Central Cash Management Fund, 0.37% (b) (Cost $1,858,819)	1,858,819	1,858,819
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $136,718,956) †	101.3	164,019,473
Other Assets and Liabilities, Net	(1.3)	(2,109,869)

Net Assets	100.0	161,909,604

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $136,862,895. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $27,156,578. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,228,011 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,071,433.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $2,076,179, which is 1.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$159,177,202	$—	$—	$159,177,2022
Convertible Bond	—	322,300	—	322,3000
Convertible Preferred Stocks (d)	556,087	—	—	556,0877
Short-Term Investments (d)	3,963,884	—	—	3,963,8844
Total	$163,697,173	$322,300	$—	$164,019,4733

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                          as of March 31, 2016 (Unaudited)

Deutsche Global Small Cap VIP

	Shares	Value ($)
Common Stocks 97.6%
Australia 1.6%
Austal Ltd.	506,999	609,417
G8 Education Ltd. (a)	326,360	946,030
(Cost $1,509,283)		1,555,447
Bermuda 0.9%
Lazard Ltd. "A" (b) (Cost $534,947)	22,136	858,877
Canada 1.6%
Quebecor, Inc. "B"	43,040	1,130,059
SunOpta, Inc.*	99,599	444,212
(Cost $1,599,029)		1,574,271
China 0.6%
Minth Group Ltd. (Cost $81,149)	247,036	573,715
Finland 1.1%
Cramo Oyj (Cost $1,118,738)	52,329	1,079,629
France 4.9%
Altran Technologies SA	74,000	1,023,019
Elior 144A	44,800	982,712
Flamel Technologies SA (ADR)*	130,526	1,441,007
JC Decaux SA	16,999	743,777
Parrot SA*	21,880	448,061
(Cost $4,307,070)		4,638,576
Germany 6.0%
M.A.X. Automation AG	104,983	656,195
PATRIZIA Immobilien AG*	49,055	1,373,534
Rational AG	1,744	931,936
United Internet AG (Registered)	40,966	2,055,698
VIB Vermoegen AG	33,634	661,669
(Cost $1,813,006)		5,679,032
Hong Kong 2.3%
K Wah International Holdings Ltd.	755,757	334,276
REXLot Holdings Ltd.	12,174,509	422,885
Techtronic Industries Co., Ltd.	355,269	1,410,377
(Cost $1,041,350)		2,167,538
India 0.9%
WNS Holdings Ltd. (ADR)* (Cost $772,535)	26,688	817,720
Indonesia 0.5%
PT Arwana Citramulia Tbk (Cost $681,349)	10,270,909	485,321
Ireland 4.2%
Greencore Group PLC	249,292	1,342,175
Paddy Power Betfair PLC	10,524	1,468,167
Ryanair Holdings PLC	73,008	1,176,768
(Cost $1,442,427)		3,987,110
Italy 1.1%
Prysmian SpA (Cost $887,510)	47,926	1,084,672
Japan 11.1%
Ai Holdings Corp.	50,417	1,459,962
Anicom Holdings, Inc.* (a)	19,200	525,381
Kusuri No Aoki Co., Ltd.	29,958	1,633,623
MISUMI Group, Inc.	65,574	934,020
Nippon Seiki Co., Ltd.	69,964	1,353,868
Optex Co., Ltd.	20,700	659,117
Syuppin Co., Ltd. (a)	70,500	814,967
Topcon Corp.	58,100	762,248
United Arrows Ltd.	21,757	898,503
Universal Entertainment Corp.	37,714	625,145
UT Group Co., Ltd.*	105,724	492,794
Zenkoku Hosho Co., Ltd.	13,900	470,236
(Cost $6,709,068)		10,629,864
Korea 0.3%
Suprema, Inc.* (Cost $406,657)	13,265	275,484
Malaysia 1.8%
Hartalega Holdings Bhd.	320,746	399,427
Nirvana Asia Ltd. 144A	2,824,512	779,191
Tune Protect Group Bhd.	1,586,614	549,441
(Cost $1,902,113)		1,728,059
Netherlands 2.4%
Brunel International NV	27,089	570,181
Core Laboratories NV (c)	9,525	1,070,705
SBM Offshore NV*	50,126	636,020
(Cost $1,969,674)		2,276,906
Panama 0.7%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $688,289)	28,917	700,370
Singapore 0.2%
Lian Beng Group Ltd. (Cost $167,872)	555,655	196,182
Sweden 1.0%
Nobina AB 144A* (Cost $829,827)	198,214	913,153
Switzerland 0.9%
Dufry AG (Registered)* (Cost $777,381)	6,744	828,542
United Kingdom 11.1%
Arrow Global Group PLC	250,423	896,438
Auto Trader Group PLC 144A	131,100	734,340
AVEVA Group PLC	26,495	599,014
Babcock International Group PLC	115,384	1,573,006
Clinigen Healthcare Ltd.	90,085	754,301
Crest Nicholson Holdings PLC	115,664	932,005
Domino's Pizza Group PLC	66,289	957,004
Hargreaves Lansdown PLC	46,011	888,202
Howden Joinery Group PLC	129,940	891,983
Jardine Lloyd Thompson Group PLC	38,069	461,347
Nanoco Group PLC* (a)	191,625	116,355
Polypipe Group PLC	197,102	895,946
Spirax-Sarco Engineering PLC	10,179	532,535
Telit Communications PLC* (a)	113,300	353,932
(Cost $8,008,861)		10,586,408
United States 42.4%
Advance Auto Parts, Inc.	5,631	902,875
Affiliated Managers Group, Inc.*	4,173	677,695
AZZ, Inc.	16,630	941,258
Berry Plastics Group, Inc.*	25,724	929,923
Cardtronics, Inc.* (a)	27,891	1,003,797
Casey's General Stores, Inc.	13,548	1,535,259
Cognex Corp.	17,627	686,572
Del Taco Restaurants, Inc.* (a)	92,315	953,614
Diamondback Energy, Inc.*	7,646	590,118
DigitalGlobe, Inc.*	16,542	286,177
Encore Capital Group, Inc.* (a)	15,702	404,169
FCB Financial Holdings, Inc. "A"*	16,569	551,085
Fox Factory Holding Corp.*	37,969	600,290
Gentherm, Inc.*	25,947	1,079,136
Hain Celestial Group, Inc.* (a)	13,685	559,853
Harman International Industries, Inc.	6,300	560,952
Inphi Corp.*	15,791	526,472
Jack in the Box, Inc.	13,760	878,851
Kindred Healthcare, Inc.	44,386	548,167
Knowles Corp.* (a)	56,057	738,831
Leucadia National Corp. (a)	37,270	602,656
Ligand Pharmaceuticals, Inc.* (a)	7,234	774,689
Manitowoc Foodservice, Inc.	31,900	470,206
Masonite International Corp.*	9,600	628,800
Matador Resources Co.* (a)	28,537	541,062
MAXIMUS, Inc.	21,084	1,109,862
Middleby Corp.*	12,205	1,303,128
Molina Healthcare, Inc.* (a)	16,078	1,036,870
Neurocrine Biosciences, Inc.*	10,457	413,574
On Assignment, Inc.*	18,900	697,788
Pacira Pharmaceuticals, Inc.* (a)	24,797	1,313,745
PAREXEL International Corp.*	15,419	967,234
Primoris Services Corp. (a)	54,295	1,319,368
Providence Service Corp.*	34,800	1,777,236
Retrophin, Inc.*	42,883	585,782
Sinclair Broadcast Group, Inc. "A" (a)	30,682	943,471
South State Corp.	6,908	443,701
Super Micro Computer, Inc.* (a)	20,496	698,504
Tenneco, Inc.*	18,766	966,637
The WhiteWave Foods Co.*	30,068	1,221,963
TiVo, Inc.*	79,452	755,588
TriState Capital Holdings, Inc.*	55,406	698,116
Urban Outfitters, Inc.*	23,251	769,376
VeriFone Systems, Inc.*	28,775	812,606
WABCO Holdings, Inc.*	12,132	1,297,153
WEX, Inc.*	6,576	548,175
Zeltiq Aesthetics, Inc.* (a)	46,569	1,264,814
Zions Bancorp.	31,941	773,292
Zoe's Kitchen, Inc.*	19,136	746,113
(Cost $32,725,537)		40,436,603
Total Common Stocks (Cost $69,973,672)		93,073,479
Convertible Preferred Stock 0.3%
United States
Providence Service Corp. (Cost $196,900)	1,969	252,149
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022*	13,230	8,292
Parrot SA, Expiration Date 12/22/2022*	13,230	8,912
Total Warrants (Cost $0)		17,204
Securities Lending Collateral 14.5%
Daily Assets Fund "Capital Shares", 0.48% (d) (e) (Cost $13,847,912)	13,847,912	13,847,912
Cash Equivalents 2.0%
Central Cash Management Fund, 0.37% (d) (Cost $1,907,249)	1,907,249	1,907,249
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $85,925,733) †	114.4	109,097,993
Other Assets and Liabilities, Net	(14.4)	(13,765,646)
Net Assets	100.0	95,332,347

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $87,697,597. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $21,400,396. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,079,534 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,679,138.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $13,597,184, which is 14.3% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At March 31, 2016 the Deutsche Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Warrants
Consumer Discretionary	23,177,533	24.8%
Industrials	19,565,551	21.0%
Information Technology	16,695,355	17.9%
Financials	11,870,485	12.7%
Health Care	11,528,995	12.4%
Consumer Staples	6,737,085	7.2%
Energy	2,837,905	3.0%
Materials	929,923	1.0%
Total	93,342,832	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,555,447	$—	$1,555,447
Bermuda	858,877	—	—	858,877
Canada	1,574,271	—	—	1,574,271
China	—	573,715	—	573,715
Finland	—	1,079,629	—	1,079,629
France	1,441,007	3,197,569	—	4,638,576
Germany	—	5,679,032	—	5,679,032
Hong Kong	—	1,744,653	422,885	2,167,538
India	817,720	—	—	817,720
Indonesia	—	485,321	—	485,321
Ireland	—	3,987,110	—	3,987,110
Italy	—	1,084,672	—	1,084,672
Japan	—	10,629,864	—	10,629,864
Korea	—	275,484	—	275,484
Malaysia	—	1,728,059	—	1,728,059
Netherlands	1,070,705	1,206,201	—	2,276,906
Panama	700,370	—	—	700,370
Singapore	—	196,182	—	196,182
Sweden	—	913,153	—	913,153
Switzerland	—	828,542	—	828,542
United Kingdom	—	10,586,408	—	10,586,408
United States	40,436,603	—	—	40,436,603
Convertible Preferred Stock	—	—	252,149	252,149
Warrants	—	—	17,204	17,204
Short-Term Investments (f)	15,755,161	—	—	15,755,161
Total	$62,654,714	$45,751,041	$692,238	$109,097,993

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of December 31, 2015	$907,524	$231,659	$25,056	$1,164,239
Realized gain (loss)	(54,260)	—	—	(54,260)
Change in unrealized appreciation (depreciation)	90,792	20,490	(7,852)	103,430
Purchases	—	—	—	—
(Sales)	(521,171)	—	—	(521,171)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of March 31, 2016	$422,885	$252,149	$17,204	$692,238
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2016	$90,792	$20,490	$(7,852)	$103,430

Investment Portfolio                                       as of March 31, 2016 (Unaudited)

Deutsche CROCI® International VIP

	Shares	Value ($)
Common Stocks 99.6%
Denmark 2.0%
AP Moller-Maersk AS "B" (Cost $3,074,826)	1,475	1,944,969
France 7.9%
Cie Generale des Etablissements Michelin	19,509	1,996,104
Engie SA	114,804	1,779,462
Sanofi	21,473	1,723,869
Sodexo SA	18,740	2,018,032
(Cost $8,492,389)		7,517,467
Germany 2.0%
Siemens AG (Registered) (Cost $2,033,018)	18,221	1,927,481
Hong Kong 8.4%
CLP Holdings Ltd.	222,149	2,013,761
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units) (a)	2,394,000	2,104,381
Hong Kong & China Gas Co., Ltd.	1,048,598	1,965,118
MTR Corp., Ltd.	400,231	1,974,901
(Cost $7,647,827)		8,058,161
Japan 23.5%
Asahi Group Holdings Ltd.	60,700	1,885,741
Astellas Pharma, Inc.	133,000	1,764,672
Bridgestone Corp.	52,808	1,965,616
Denso Corp.	43,350	1,735,647
Isuzu Motors Ltd.	189,700	1,948,745
JGC Corp. (b)	125,793	1,877,078
Mitsubishi Electric Corp.	195,000	2,034,870
Osaka Gas Co., Ltd.	503,000	1,924,083
Secom Co., Ltd.	27,300	2,021,176
Tokyo Gas Co., Ltd.	419,000	1,949,045
Toyota Industries Corp.	37,835	1,698,359
Toyota Motor Corp.	31,900	1,683,790
(Cost $23,542,591)		22,488,822
Netherlands 2.1%
Koninklijke DSM NV (Cost $2,516,623)	37,132	2,040,445
Singapore 4.5%
Keppel Corp., Ltd.	541,316	2,336,914
Singapore Airlines Ltd.	232,941	1,974,350
(Cost $5,350,495)		4,311,264
Spain 3.8%
Gas Natural SDG SA	93,007	1,880,199
Iberdrola SA	259,695	1,730,422
(Cost $4,102,994)		3,610,621
Sweden 2.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $2,208,810)	186,464	1,866,474
Switzerland 16.1%
ABB Ltd. (Registered)*	107,645	2,094,150
Cie Financiere Richemont SA (Registered)	28,420	1,876,701
Kuehne + Nagel International AG (Registered)	13,854	1,969,211
Nestle SA (Registered)	24,910	1,857,896
Roche Holding AG (Genusschein)	6,867	1,689,858
Sika AG (Bearer)	509	2,013,136
Swatch Group AG (Bearer) (b)	5,387	1,863,006
Wolseley PLC	36,571	2,062,979
(Cost $15,984,657)		15,426,937
United Kingdom 27.3%
BAE Systems PLC	248,248	1,813,552
Barratt Developments PLC	215,076	1,725,832
Bunzl PLC	69,304	2,012,548
Burberry Group PLC	103,010	2,012,653
easyJet PLC	79,003	1,722,779
ITV PLC	479,787	1,661,133
National Grid PLC	131,587	1,866,366
Next PLC	18,318	1,420,538
Persimmon PLC	63,841	1,907,889
Rolls-Royce Holdings PLC*	229,521	2,246,689
Smiths Group PLC	139,458	2,149,218
SSE PLC	88,660	1,899,620
Taylor Wimpey PLC	676,857	1,844,482
Whitbread PLC	32,060	1,822,036
(Cost $30,538,172)		26,105,335
Total Common Stocks (Cost $105,492,402)		95,297,976
Securities Lending Collateral 3.7%
Daily Assets Fund "Capital Shares", 0.48% (c) (d) (Cost $3,506,186)	3,506,186	3,506,186
Cash Equivalents 0.1%
Central Cash Management Fund, 0.37% (c) (Cost $98,072)	98,072	98,072
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $109,096,660) †	103.4	98,902,234
Other Assets and Liabilities, Net	(3.4)	(3,277,410)
Net Assets	100.0	95,624,824

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $109,911,072. At March 31, 2016, net unrealized depreciation for all securities based on tax cost was $11,008,838. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,718,237 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,727,075.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $3,311,278, which is 3.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of March 31, 2016, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
SGD	133,274	USD	98,944	4/29/2016	78	Morgan Stanley
HKD	1,075,031	USD	138,664	4/29/2016	53	Morgan Stanley
USD	417,843	GBP	294,773	4/29/2016	5,561	Morgan Stanley
USD	180,688	CHF	176,155	4/29/2016	2,742	Morgan Stanley
USD	42,827	SEK	354,895	4/29/2016	934	Morgan Stanley
USD	66,047	DKK	433,041	4/29/2016	135	Morgan Stanley
USD	245,222	EUR	215,774	4/29/2016	520	Morgan Stanley
USD	203,060	SGD	275,510	4/29/2016	1,320	Morgan Stanley
Total unrealized appreciation					11,343
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	131,141	HKD	1,017,019	4/29/2016	(9)	Morgan Stanley
USD	312,141	JPY	35,040,261	4/28/2016	(528)	Morgan Stanley
AUD	14,452	USD	10,838	4/29/2016	(225)	Morgan Stanley
CHF	13,025,950	USD	13,383,284	4/29/2016	(180,586)	Morgan Stanley
DKK	13,563,706	USD	2,034,510	4/29/2016	(38,432)	Morgan Stanley
EUR	13,648,094	USD	15,258,645	4/29/2016	(284,982)	Morgan Stanley
GBP	20,102,698	USD	28,420,189	4/29/2016	(454,821)	Morgan Stanley
HKD	62,871,457	USD	8,102,149	4/29/2016	(4,330)	Morgan Stanley
JPY	2,601,856,729	USD	23,119,395	4/28/2016	(18,906)	Morgan Stanley
SEK	15,671,330	USD	1,893,249	4/29/2016	(39,108)	Morgan Stanley
SGD	6,064,309	USD	4,426,503	4/29/2016	(72,164)	Morgan Stanley
Total unrealized depreciation					(1,094,091)

Currency Abbreviations
AUD	Australian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

At March 31, 2016 the Deutsche CROCI International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Industrials	32,162,865	33.7%
Consumer Discretionary	29,180,563	30.6%
Utilities	19,112,457	20.1%
Health Care	5,178,399	5.4%
Materials	4,053,581	4.3%
Consumer Staples	3,743,637	3.9%
Information Technology	1,866,474	2.0%
Total	95,297,976	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$1,944,969	$—	$1,944,969
France	—	7,517,467	—	7,517,467
Germany	—	1,927,481	—	1,927,481
Hong Kong	—	8,058,161	—	8,058,161
Japan	—	22,488,822	—	22,488,822
Netherlands	—	2,040,445	—	2,040,445
Singapore	—	4,311,264	—	4,311,264
Spain	—	3,610,621	—	3,610,621
Sweden	—	1,866,474	—	1,866,474
Switzerland	—	15,426,937	—	15,426,937
United Kingdom	—	26,105,335	—	26,105,335
Short-Term Investments (e)	3,604,258	—	—	3,604,258
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	11,343	—	11,343
Total	$3,604,258	$95,309,319	$—	$98,913,577
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(1,094,091)	$—	$(1,094,091)
Total	$—	$(1,094,091)	$—	$(1,094,091)

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (1,082,748)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016